UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Darryl Yee
        -------------------------
Title:  Compliance Analyst
        -------------------------
Phone:  (415) 486-6712
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Darryl Yee                    San Francisco, CA                    8/14/2007
--------------                   -----------------                    ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           150
                                         ------------
Form 13F Information Table Value Total:  $    369,184
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1-800-MUTUALS HOLDINGS CO      COM              68236@101      190  272093 SH       SOLE             272093      0    0
3M COMPANY                     COM              88579Y101     3905   44990 SH       SOLE              44990      0    0
ABB LTD ADR                    COM              000375204     5183  229340 SH       SOLE             229340      0    0
ABBOTT LABORATORIES            COM              002824100     6374  119025 SH       SOLE             119025      0    0
ACCENTURE LTD                  COM              G1150G111     3541   82550 SH       SOLE              82550      0    0
ACTIVISION INC                 COM              004930202     1763   94456 SH       SOLE              94456      0    0
ADOBE SYSTEMS INC              COM              00724F101     5411  134775 SH       SOLE             134775      0    0
ADVANCED ANALOGIC TECHNOLOGIES COM              00752J108      435   44820 SH       SOLE              44820      0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101      686   14110 SH       SOLE              14110      0    0
ALASKA COMM SYSTEMS GROUP      COM              01167P101      447   28230 SH       SOLE              28230      0    0
ALCOA INC                      COM              013817101     1203   29685 SH       SOLE              29685      0    0
ALLERGAN INC                   COM              018490102     5687   98660 SH       SOLE              98660      0    0
ALLIANT TECHSYSTEMS INC        COM              018804104      552    5570 SH       SOLE               5570      0    0
ALLSCRIPTS INC                 COM              01988P108      370   14520 SH       SOLE              14520      0    0
ALTRIA GROUP INC               COM              02209S103     5390   76840 SH       SOLE              76840      0    0
AMERICAN EXPRESS CO            COM              025816109     4950   80910 SH       SOLE              80910      0    0
AMERICAN TOWER CORP CL A       COM              029912201     6199  147585 SH       SOLE             147585      0    0
AMETEK INC                     COM              031100100     2316   58370 SH       SOLE              58370      0    0
ANDERSONS INC                  COM              034164103      338    7460 SH       SOLE               7460      0    0
APPLE INC                      COM              037833100     6405   52485 SH       SOLE              52485      0    0
ARRIS GROUP INC                COM              04269Q100     1119   63610 SH       SOLE              63610      0    0
ATHEROS COMMUNICATIONS         COM              04743P108     1371   44455 SH       SOLE              44455      0    0
BALL CORP.                     COM              058498106      882   16590 SH       SOLE              16590      0    0
BANCO LATINOAMERICANO          COM              P16994132      326   17350 SH       SOLE              17350      0    0
BILL BARRETT CORP              COM              06846N104      431   11700 SH       SOLE              11700      0    0
BRIGHTPOINT INC                COM              109473405      336   24350 SH       SOLE              24350      0    0
BROADCOM CORP-CL A             COM              111320107     5618  192085 SH       SOLE             192085      0    0
BUCYRUS INTL                   COM              118759109      445    6290 SH       SOLE               6290      0    0
BUNGE LIMITED                  COM              G16962105     2718   32170 SH       SOLE              32170      0    0
CB RICHARD ELLIS GROUP CL A    COM              12497T101     1859   50920 SH       SOLE              50920      0    0
CME GROUP INC                  COM              12572Q105     4724    8840 SH       SOLE               8840      0    0
CNH GLOBAL N.V.                COM              N20935206     4317   84505 SH       SOLE              84505      0    0
CVS CAREMARK CORP              COM              126650100     6902  189360 SH       SOLE             189360      0    0
CADENCE DESIGN SYSTEMNS        COM              127387108      762   34700 SH       SOLE              34700      0    0
CARDINAL HEALTH INC            COM              14149Y108     5164   73100 SH       SOLE              73100      0    0
CASCADE CORP                   COM              147195101      332    4235 SH       SOLE               4235      0    0
CATERPILLAR INC                COM              149123101     7071   90305 SH       SOLE              90305      0    0
CHART INDUSTRIES INC           COM              16115Q308      358   12590 SH       SOLE              12590      0    0
CHURCH & DWIGHT CO INC         COM              171340102      798   16460 SH       SOLE              16460      0    0
CISCO SYSTEMS INC              COM              17275R102     6939  249165 SH       SOLE             249165      0    0
CITADEL BROADCASTING CORP      COM              17285T106       80   12369 SH       SOLE              12369      0    0
CLEARWIRE CORP-CL A            COM              185385309      429   17540 SH       SOLE              17540      0    0
CLOROX CO                      COM              189054109      233    3750 SH       SOLE               3750      0    0
COGENT INC                     COM              19239Y108      317   21560 SH       SOLE              21560      0    0
COGNIZANT TECH SOLUTIONS CORP. COM              192446102     6175   82330 SH       SOLE              82330      0    0
COLGATE-PALMOLIVE CO           COM              194162103     7845  120975 SH       SOLE             120975      0    0
COMCAST CORP. A                COM              20030N101     5997  213280 SH       SOLE             213280      0    0
CONCUR TECHNOLOGIES INC.       COM              206708109     1056   46210 SH       SOLE              46210      0    0
COOPER INDUSTRIES LTD          COM              G24182100      943   16520 SH       SOLE              16520      0    0
CORNING INC                    COM              219350105     6312  247040 SH       SOLE             247040      0    0
CUBIST PHARMACEUTICALS INC     COM              229678107      285   14480 SH       SOLE              14480      0    0
CYMER INC                      COM              232572107      343    8530 SH       SOLE               8530      0    0
DAKTRONICS INC.                COM              234264109      389   18130 SH       SOLE              18130      0    0
DOUBLE-TAKE SOFTWARE           COM              258598101      465   28360 SH       SOLE              28360      0    0
DUPONT (EI) DE NEMOURS & CO    COM              263534109     5021   98760 SH       SOLE              98760      0    0
ERICSSON LM TEL-SP ADR         COM              294821608     4443  111390 SH       SOLE             111390      0    0
EURONET WORLDWIDE INC          COM              298736109      443   15180 SH       SOLE              15180      0    0
F5 NETWORKS INC                COM              315616102      852   10570 SH       SOLE              10570      0    0
FMC CORP                       COM              302491303     1485   16610 SH       SOLE              16610      0    0
FEDERAL EXPRESS                COM              31428X106     5067   45660 SH       SOLE              45660      0    0
GFI GROUP                      COM              361652209      318    4390 SH       SOLE               4390      0    0
GEN-PROBE INC                  COM              36866T103     2185   36170 SH       SOLE              36170      0    0
GENENTECH INC                  COM              368710406     5362   70870 SH       SOLE              70870      0    0
GENLYTE GROUP                  COM              372302109      402    5120 SH       SOLE               5120      0    0
GENZYME CORP GENERAL DIVISION  COM              372917104     6937  107715 SH       SOLE             107715      0    0
GEO GROUP INC                  COM              36159R103      232    7960 SH       SOLE               7960      0    0
GIGAMEDIA LIMITED              COM              Y2711Y104      375   27850 SH       SOLE              27850      0    0
GILDAN ACTIVEWEAR INC          COM              375916103      575   16760 SH       SOLE              16760      0    0
GILEAD SCIENCES INC            COM              375558103     6243  160900 SH       SOLE             160900      0    0
GLOBAL TELESYSTEMS EUROPE (EUR COM              99NAAM907        0   33706 SH       SOLE              33706      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     7727   35650 SH       SOLE              35650      0    0
GOOGLE                         COM              38259P508     7932   15175 SH       SOLE              15175      0    0
GRANT PRIDECO INC              COM              38821G101      881   16360 SH       SOLE              16360      0    0
GUESS? INC                     COM              401617105      336    7000 SH       SOLE               7000      0    0
GULFMARK OFFSHORE INC          COM              402629109      344    6710 SH       SOLE               6710      0    0
GYMBOREE CORP                  COM              403777105     1095   27790 SH       SOLE              27790      0    0
H&E EQUIPMENT SERVICES INC     COM              404030108      454   16360 SH       SOLE              16360      0    0
HANOVER INSURANCE GROUP INC    COM              410867105      322    6590 SH       SOLE               6590      0    0
HARSCO CORP.                   COM              415864107     9103  175065 SH       SOLE             175065      0    0
HARVEST NATURAL RESOURCES INC  COM              41754V103      265   22220 SH       SOLE              22220      0    0
HEWLETT-PACKARD CO             COM              428236103     7294  163470 SH       SOLE             163470      0    0
HILTON HOTELS CORP             COM              432848109     5167  154385 SH       SOLE             154385      0    0
HUMANA INC                     COM              444859102     1673   27460 SH       SOLE              27460      0    0
II-VI                          COM              902104108      307   11300 SH       SOLE              11300      0    0
ICONIX BRAND GROUP INC         COM              451055107      309   13910 SH       SOLE              13910      0    0
INFORMATICA CORP               COM              45666Q102      333   22570 SH       SOLE              22570      0    0
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     4322  108870 SH       SOLE             108870      0    0
INTERSIL HOLDING CORP          COM              46069S109      750   23850 SH       SOLE              23850      0    0
INVESCO PLC SPOSORED ADR       COM              46127U104      799   30920 SH       SOLE              30920      0    0
INVESTMENT TECHNOLOGY GROUP    COM              46145F105      429    9890 SH       SOLE               9890      0    0
J CREW GROUP INC               COM              46612H402     2244   41490 SH       SOLE              41490      0    0
J.C. PENNY INC                 COM              708160106     3983   55030 SH       SOLE              55030      0    0
JONES LANG LASALLE INC         COM              48020Q107      336    2960 SH       SOLE               2960      0    0
JOS A BANK CLOTHIERS INC.      COM              480838101      328    7912 SH       SOLE               7912      0    0
JOY GLOBAL INC.                COM              481165108     2006   34385 SH       SOLE              34385      0    0
KLA-TENCOR CORPORATION         COM              482480100      757   13780 SH       SOLE              13780      0    0
KMG CHEMICALS INC              COM              482564101      409   15490 SH       SOLE              15490      0    0
KOHL'S CORP                    COM              500255104     5262   74080 SH       SOLE              74080      0    0
LAMAR ADVERTISING CO           COM              512815101      743   11840 SH       SOLE              11840      0    0
LAZARD LTD                     COM              G54050102      982   21800 SH       SOLE              21800      0    0
MARTEK BIOSCIENCES CORP        COM              572901106      476   18340 SH       SOLE              18340      0    0
MEDTRONIC INC                  COM              585055106     5276  101740 SH       SOLE             101740      0    0
MEMC ELECTRONCS                COM              552715104     6185  101200 SH       SOLE             101200      0    0
MERRILL LYNCH & CO.            COM              590188108     4881   58400 SH       SOLE              58400      0    0
MICROCHIP TECHNOLOGY INC       COM              595017104     5484  148055 SH       SOLE             148055      0    0
MICROSEMI                      COM              595137100      325   13560 SH       SOLE              13560      0    0
MILLICOM INTL CELLULAR S.A.    COM              L6388F110      659    7190 SH       SOLE               7190      0    0
NII HOLDINGS INC               COM              62913F201     7656   94820 SH       SOLE              94820      0    0
NALCO HOLDING CO               COM              62985Q101      402   14630 SH       SOLE              14630      0    0
NET SERVICOS DE COM PR ADR     COM              64109T201      728   43990 SH       SOLE              43990      0    0
NEWFIELD EXPLORATION CO        COM              651290108      529   11610 SH       SOLE              11610      0    0
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105      425   23530 SH       SOLE              23530      0    0
NORDSTROM INC                  COM              655664100      693   13550 SH       SOLE              13550      0    0
NUVASIVE INC                   COM              670704105      462   17120 SH       SOLE              17120      0    0
NUANCE COMMUNICATIONS INC      COM              67020Y100      327   19550 SH       SOLE              19550      0    0
NVIDIA CORPORATION             COM              67066G104     6692  161995 SH       SOLE             161995      0    0
NYMEX HOLDINGS                 COM              62948N104      662    5270 SH       SOLE               5270      0    0
OMNICELL INC                   COM              68213N109      434   20890 SH       SOLE              20890      0    0
OPENTV CORP                    COM              G67543101       28   12980 SH       SOLE              12980      0    0
OPSWARE INC                    COM              68383A101      367   38620 SH       SOLE              38620      0    0
ORTHOFIX INTERNATIONAL NV      COM              N6748L102      456   10130 SH       SOLE              10130      0    0
OSHKOSH TRUCK CORP             COM              688239201     2124   33750 SH       SOLE              33750      0    0
PEPSICO INC                    COM              713448108     4865   75025 SH       SOLE              75025      0    0
PINNACLE ENTERTAINMENT CORP    COM              723456109      345   12250 SH       SOLE              12250      0    0
POLO RALPH LAUREN CORP         COM              731572103      808    8240 SH       SOLE               8240      0    0
PROS HOLDINGS INC              COM              74346Y103      537   41000 SH       SOLE              41000      0    0
PSYCHIATRIC SOLUTIONS          COM              74439H108     1091   30100 SH       SOLE              30100      0    0
QUALCOMM INC                   COM              747525103      853   19655 SH       SOLE              19655      0    0
RF MICRO DEVICES INC           COM              749941100      305   48910 SH       SOLE              48910      0    0
REDDY ICE HOLDINGS INC         COM              75734R105      341   11960 SH       SOLE              11960      0    0
RESEARCH IN MOTION             COM              760975102     5722   28610 SH       SOLE              28610      0    0
S & P DEPOSITORY RECEIPT       COM              78462F103     1549   10300 SH       SOLE              10300      0    0
SBA COMMUNICATIONS CORP- CL A  COM              78388J106     1190   35440 SH       SOLE              35440      0    0
SCHLUMBERGER LTD               COM              806857108     7123   83855 SH       SOLE              83855      0    0
SILGAN HOLDINGS INC            COM              827048109      346    6260 SH       SOLE               6260      0    0
SMITH&WESSON HOLDING CORP      COM              831756101      466   27830 SH       SOLE              27830      0    0
SONIC FOUNDRY INC              COM              83545R108       25   11230 SH       SOLE              11230      0    0
SOTHEBY'S                      COM              835898107      366    7960 SH       SOLE               7960      0    0
STRYKER CORP                   COM              863667101      700   11090 SH       SOLE              11090      0    0
TJX COMPANIES INC NEW          COM              872540109     1710   62195 SH       SOLE              62195      0    0
TEXAS INSTRUMENTS INC          COM              882508104     5789  153830 SH       SOLE             153830      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     9230  130130 SH       SOLE             130130      0    0
UNIVERSAL ELECTRONICS INC.     COM              913483103      344    9480 SH       SOLE               9480      0    0
V F CORP                       COM              918204108     1983   21650 SH       SOLE              21650      0    0
VALUECLICK INC                 COM              92046N102      223    7570 SH       SOLE               7570      0    0
VERAZ NETWORKS INC             COM              923359103      482   73900 SH       SOLE              73900      0    0
WALT DISNEY CO HOLDING CO      COM              254687106     5312  155590 SH       SOLE             155590      0    0
WYETH                          COM              983024100     7662  133625 SH       SOLE             133625      0    0
XTO ENERGY INC                 COM              98385X106     6212  103360 SH       SOLE             103360      0    0
YUM! BRANDS INC                COM              988498101     6816  208310 SH       SOLE             208310      0    0